Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Jun. 30, 2011
Current Assets
Cash and cash equivalents	$ 12,500,708	$ 14,689,241
Short-term investments	7,500,000	0
Amounts receivable	1,458,365	1,625,724
Prepaid and deposits	354,667	34,252
Prepaid insurance, current portion (Note 11)	245,215	245,215
Marketable securities (Note 3)	0	319,219
Total Current Assets	22,058,955	16,913,651
Non-Current Assets
Mineral properties (Note 8)	50,479,859	49,515,859
Property and equipment (Note 9)	458,937	487,740
Prepaid insurance, non current portion (Note 11)	367,822	613,035
Reclamation bond (Note 11)	2,754,316	2,765,742
Total Non-Current Assets	54,060,934	53,382,376
Total Assets	76,119,889	70,296,027
Current Liabilities
Accounts payable and accrued liabilities	1,364,419	769,172
Warrant liability (Note 4)	10,746,787	16,914,660
Total Current Liabilities	12,111,206	17,683,832
Non-Current Liabilities
Reclamation and environmental obligation (Note 11)	1,198,179	1,143,892
Total Liabilities	13,309,385	18,827,724
Shareholders' Equity
Capital Stock, par value $0.001 per share; authorized 200,000,000 shares, 147,412,603 issued and outstanding at June 30, 2012 and 136,249,512 shares issued and outstanding at June 30, 2011	147,413	136,249
Additional paid in capital	151,564,888	129,664,660
Contributed surplus	12,892,174	11,287,242
Deficit accumulated during the exploration stage	(101,729,241)	(89,637,633)
Accumulated other comprehensive income	(64,730)	17,785
Total Stockholders' Equity	62,810,504	51,468,303
Total Liabilities and Stockholders' Equity	$ 76,119,889	$ 70,296,027